Restructuring Charges - Components of Restructuring Charges Less Releases Recorded in Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 1	$ 68	$ 264
Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	7	52	239
Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	10	19	27
Release of Provisions/Accruals [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ (16)	$ (3)	$ (2)